Filed electronically with the Securities and Exchange Commission on November 15, 2012

           File No. 002-78122
           File No. 811-03495

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 58

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 54

DWS MONEY MARKET TRUST
 (Exact name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY            10154
(Address of Principal Executive Offices)     (Zip Code)

Registrant’s Telephone Number, including Area Code:  (617) 295-1000

Caroline Pearson
Deutsche Investment Management Americas Inc.
One Beacon Street, Boston MA  02108
(Name and Address of Agent for Service)

Copy to:
David A. Sturms, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

| X |	Immediately upon filing pursuant to paragraph (b)
|__|	On _____________pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ____________ pursuant to paragraph (a)(2) of Rule 485
|__|	Pursuant to paragraph (a)(3) of Rule 485
If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

•	Daily Assets Fund Institutional

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 15th day of November 2012.

  DWS MONEY MARKET TRUST

By: /s/W. Douglas Beck
W. Douglas Beck*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	November 15, 2012

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	November 15, 2012

/s/John W. Ballantine
John W. Ballantine*	Trustee	November 15, 2012

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	November 15, 2012

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	November 15, 2012

/s/Keith R. Fox
Keith R. Fox*	Trustee	November 15, 2012

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	November 15, 2012

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	November 15, 2012

/s/Richard J. Herring
Richard J. Herring*	Trustee	November 15, 2012

/s/William McClayton
William McClayton*	Trustee	November 15, 2012

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	November 15, 2012

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	November 15, 2012

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	November 15, 2012

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	November 15, 2012

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 52 to the Registration Statement, as filed on August 18, 2011; and as filed on April 29, 2008 in Post-Effective Amendment No. 45 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase